Subsequent Events (Details) $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
	Jan. 07, 2020 USD ($)	Apr. 01, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 24, 2020 USD ($)	Dec. 31, 2015
Subsequent Event [Line Items]
Ownership percentage (in percentage)			100.00%
Term of charter contract (in years)			20 years
Repurchase of common units			$ 25,728	$ 3,786	$ 0
Bahrain LNG Joint Venture
Subsequent Event [Line Items]
Ownership percentage (in percentage)			30.00%					30.00%
Subsequent Event
Subsequent Event [Line Items]
Number of common units repurchased (in shares) | shares		1.4
Repurchase of common units		$ 15,300
WilPride and WilForce LNG Carriers | Subsequent Event
Subsequent Event [Line Items]
Purchase obligation and deferred hire amounts	$ 260,000
Number of vessels	2
Awilco LNG Carriers | Subsequent Event
Subsequent Event [Line Items]
Repayments of debt	$ 157,000
Increase in liquidity	$ 100,000
Revolving Credit Facility
Subsequent Event [Line Items]
Borrowings provided under revolving credit facilities			$ 225,000
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Borrowings provided under revolving credit facilities						$ 225,000	$ 225,000